Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Accrued Expenses
Marketing Funds Accruals	$ 2,897	$ 5,203	$ 2,738
Payroll and Payroll Tax Accruals	2,454	2,765	3,904
Accruals for Other Expenses	1,986	1,372	4,931
Total Accrued Expenses	$ 7,337	$ 9,340	$ 11,573